CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	3 Months Ended
	Dec. 31, 2025 $ / shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares
Class A exchangeable and Class B shareholders
Distribution, of return of capital (in dollars per share)	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.04	$ 0.04	$ 0.04	$ 0.04
Class A-1 Exchangeable Shareholders
Distribution, of return of capital (in dollars per share)							$ 0.05	$ 0.05	$ 0.04